Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	104,208,000	104,208,000	104,208,000
Common stock, shares outstanding	104,208,000	104,208,000	104,208,000